SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
2.
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation and principle of consolidation

The consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The consolidated financial statements of the Group include the financial statements of the Company, its wholly-owned subsidiaries, its VIEs and the VIEs’ subsidiaries. The Company believes that the disclosures are adequate to make the information presented not misleading.

Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported and disclosed in the consolidated financial statements and accompanying notes. Significant accounting estimates reflected in the Group’s consolidated financial statements include allowance for doubtful accounts, the useful lives of long‑lived assets, impairment of long‑lived assets and goodwill, fair value measurement of long-term equity securities without readily determinable fair value, long‑term available‑for‑sale securities, purchase price allocation for business acquisition, share‑based compensation, 2021 Series A1 note adopting the fair value option before modification (Note 9), the valuation allowance for deferred tax assets and income taxes. Actual results could differ from those estimates, and such differences may be material to the consolidated financial statements.

Fair value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

Level 1

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model‑derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

2.
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Fair value of financial instruments

The Group’s financial instruments consist primarily of cash and cash equivalents, cash—segregated for regulatory purpose, term deposits, financial instruments held, at fair value, derivative assets or liabilities in relation to the Company’s derivative transactions, receivables from or payables to customers, receivables from or payables to brokers, dealers, clearing organizations, amounts due from or to related parties, long‑term equity securities without readily determinable fair value, long-term available‑for‑sale securities and convertible bonds. The Company carries its financial instruments held, at fair value, long‑term available‑for‑sales securities at fair value. Financial instruments held, at fair value, based upon quoted market price, consist of stock investments related to the exchange trade funds (“ETFs”), US treasuries and corporate bonds. The carrying amounts of cash and cash equivalents, cash—segregated for regulatory purpose, term deposits, receivables from or payables to customers, receivables from or payables to brokers, dealers and clearing organizations, amounts due from or to related parties approximate their fair values due to the short‑term maturities of these instruments. The fair value of convertible bonds that adopted fair value option (2021 Series A1 Note) was measured using binomial-lattice option valuation model and significant unobservable inputs included share price, volatility, expected dividend, risk free interest rate and bond yield. The carrying amounts of convertible bonds issued approximate their fair values.

Derivative financial instruments

The Company may utilize derivative financial instruments to mitigate the risk of fair value change of its investments in certain consolidated sponsored funds seeded for business development purposes. These derivative financial instruments are not designated as hedging instruments for accounting purposes. The Company does not use derivative financial instruments for speculative purposes. The Company may also acquire derivative financial instruments (i.e., warrants) during the course of its IPO distribution services. The Company records the derivative financial instruments in financial instrument held, at fair value or accrued expenses and other current liabilities on its consolidated balance sheets and measures these instruments at fair value. As of December 31, 2022 and 2023, the Company held nil derivative financial instruments in the Company’s consolidated balance sheets. For the years ended December 31, 2021, 2022 and 2023, the Company recognized nil, US$68,281 and nil realized loss, as well as US$80,703, US$12,906 and nil unrealized loss in other income in the Company’s consolidated statements of comprehensive income (loss), respectively.

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand, demand deposits with financial institutions, term deposits with an original maturity of three months or less and highly liquid investments, which are unrestricted from withdrawal or use, or which have original maturities of three months or less when purchased.

Cash-segregated for regulatory purpose

Certain subsidiaries of the Company are obligated by rules mandated by their primary regulators to segregate or set aside amount of cash deposited by the customer and the Company. Such regulations are promulgated to protect customer assets and meet the capital adequacy and other regulatory requirement. A corresponding payable to customers is recorded upon receipt of the cash from the customer. Restricted cash represents cash and cash equivalents that are subject to withdrawal or usage restrictions. Cash segregated for regulatory purposes meets the definition of restricted cash and is included in “cash, cash equivalents and restricted cash” in the consolidated statements of cash flows.

As of December 31, 2022 and 2023, TradeUP Securities, the Company’s broker-dealer subsidiary located in the USA, had a cash of US$777,387,205 and US$1,132,090,347 segregated for the exclusive benefit of customers under Rule 15c3-3 of the Securities Exchange Act.

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SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Term deposits

Term deposits consist of bank deposits with an original maturity of greater than three months.

Receivables from and payables to Customers

Receivables from customers include the margin loans extended to consolidated accounts customers by the Group. Securities owned by the customers, which are not recorded in the consolidated balance sheets, are held as collateral for amounts due on the loan receivables. Receivables from customers are recorded net of allowance for doubtful accounts. Revenues earned from the margin loan transactions are included in interest income. The amounts receivable from customers that are determined by management to be uncollectible when the fair value of the collaterals fall under the carrying value of the receivables are recorded as bad debt expense in the consolidated statements of comprehensive income (loss).

Besides, the Group’s New Zealand subsidiary offered housing loans with collateral of properties in 2022 and 2023. The housing loans were fixed interest rate loans with mortgages on the applicable properties. Interests are accrued and repaid monthly and the principal amounts are repaid upon maturity. The outstanding balance of the housing loans were US$2.4 million and US$6.1 million as of December 31, 2022 and 2023, respectively. The Group’s allowance for housing loans represents management’s estimate of expected credit losses over the remaining expected life of such loans that measured at amortized cost. Changes in the allowance are recorded in the provision for credit losses on the Group’s consolidated statements of comprehensive income (loss). The Group applied a discounted cash flow (DCF) method to determine the allowance. The DCF method was based on relevant information about past events, current conditions and reasonable and supportable forecasts that affect the collectability of the loans.

For the years ended December 31, 2021, 2022 and 2023, US$426,953, US$302,634 and US$294,778 of allowance for doubtful accounts were recorded, respectively.

The table below presents the movement of allowance for doubtful accounts from customers for the year ended December 31, 2022 and 2023.

	2022	2023
	US$	US$
Balance as of January 1,	518,741	696,508
Additional/(Reversal)	302,634	294,778
Write-off	(124,867)	—
Balance as of December 31,	696,508	991,286

Payables to customers represent the closing cash balance to the customers, which include cash deposit and cash collateral received or advanced from consolidated account customers derived from security borrowing and lending activities.

The Company receives or advances cash collateral, in an amount equals to or in excess of the fair value of the securities borrowed and loaned by customers. The Company monitors the market value of securities borrowed and loaned on a daily basis, with additional collateral obtained or refunded as permitted contractually. Interest income and interest expense are recorded on an accrual basis.

2.
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Receivables from and Payables to brokers, dealers and clearing organizations

Receivables from brokers, dealers and clearing organizations include customers’ cash deposits, the Group’s revenue receivables, cash collateral received for consolidated account customers’ security lending activities, and net receivables arising from unsettled trades.

Payables to brokers, dealers and clearing organizations include borrowed margin and cash collaterals received from securities borrowing transactions.

Securities borrowing transactions require the Company to deposit cash with the lender, and securities lending transactions result in the Company receiving collateral in the form of cash from the brokers, dealers and clearing organization. The cash collateral advanced to or received from the brokers are in an amount generally equal to or in excess of the market value of the securities that borrowed or loaned by the consolidated account customers. The Company monitors the market value of securities borrowed and loaned on a daily basis, with additional collateral obtained or refunded as permitted contractually. Interest income and interest expense are recorded on an accrual basis.

Property, equipment, and intangible assets, net

Property and equipment mainly consist of electronic equipment, office equipment, leasehold improvements and software. The property and equipment are carried at cost less accumulated depreciation. Depreciation is calculated on a straight‑line basis over the following estimated useful lives:

Electronic equipment	3 years
Office equipment	5-14.25 years
Software	3-5 years
Leasehold improvement	Shorter of the lease terms or the estimated useful lives of the assets

Intangible assets mainly consist of the brokerage’s license in USA, New Zealand, Hong Kong, Australia and United Kingdom acquired by the Company, which are recognized as intangible assets with indefinite life, and it should not be amortized until its useful life is determined to be no longer indefinite. An intangible asset that is not subject to amortization is tested for impairment at least annually or if events or changes in circumstances indicate that the asset might be impaired. The Group also holds a trademark which is an intangible asset with a definite useful life of around 8 years. Intangible assets with definite lives are carried at cost less accumulated amortization and impairment loss, if any, and are amortized using the straight-line method over the estimated economic lives.

Goodwill

Goodwill represents the excess of the purchase price over the fair value of identifiable net assets acquired in business combinations. Goodwill is not amortized but is tested for impairment annually or more frequently if events or changes in circumstances indicate that it might be impaired.

Goodwill is tested for impairment at the reporting unit level on an annual basis and between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying value. These events or circumstances could include a significant change in the business climate, legal factors, operating performance indicators, competition, or sale or disposition of a significant portion of a reporting unit.

Application of the goodwill impairment test requires judgment, including the identification of reporting units, assignment of assets and liabilities to reporting units, assignment of goodwill to reporting units, and determination of the fair value of each reporting unit. The estimation of fair value of each reporting unit using a discounted cash flow methodology also requires significant judgments, including estimation of future cash flows, which is dependent on internal forecasts, estimation of the long‑term rate of growth for the Group’s business, estimation of the useful life over which cash flows will occur, and determination of the Group’s weighted average cost of capital. The estimates used to calculate the fair value of a reporting unit change from year to year based on operating results and market conditions. Changes in these estimates and assumptions could materially affect the determination of fair value and goodwill impairment for the reporting unit.

2.
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Goodwill (Continued)

The Group first assesses relevant events and circumstances to determine whether it is necessary to perform the two-step goodwill impairment test. If, after assessing the totality of events or circumstances such as those described in the preceding paragraph, the Group determines that it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then the first and second steps of the goodwill impairment test are unnecessary. The first step of the goodwill impairment test, used to identify potential impairment, compares the fair value of a reporting unit with its carrying amount, including goodwill. If the carrying amount of a reporting unit is greater than zero and its fair value exceeds its carrying amount, goodwill of the reporting unit is considered not impaired and the second step of the impairment test is unnecessary. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of the affected reporting unit’s goodwill to the carrying value of that goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. This allocation process is only performed for purposes of evaluating goodwill impairment and does not result in an entry to adjust the value of any assets or liabilities. The Group concluded that the estimated fair value of the reporting unit substantially exceeded the underlying carrying value as of December 31, 2022 and 2023. No impairment charge was recognized for the years ended December 31, 2021, 2022 and 2023.

Lease

The Group leases offices and other facilities in different cities in the PRC, New Zealand, Singapore, USA and other countries. The Group determines whether an arrangement constitutes a lease and records lease liabilities and right-of-use assets on its consolidated balance sheets at the lease commencement. The Group measures its lease liabilities based on the present value of the total lease payments not yet paid discounted based on the more readily determinable of the rate implicit in the lease or its incremental borrowing rate, which is the estimated rate the Group would be required to pay for a collateralized borrowing equal to the total lease payments over the term of the lease. The Group estimates its respective incremental borrowing rate for each jurisdiction based on their analysis of publicly traded debt securities of companies with credit and financial profiles similar to its own. The Group measures right-of-use assets based on the corresponding lease liability adjusted for payments made to the lessor at the commencement date, and initial direct costs it incurs under the lease. The Group begins recognizing operating lease expense when the lessor makes the underlying asset available to the Group. The Group’s leases have remaining lease terms of up to five years, some of which include options to extend the leases for an additional period which has to be agreed with the lessors based on mutual negotiation. After considering the factors that create an economic incentive, the Group did not include renewal option periods in the lease term for which it is not reasonably certain to exercise.

For short-term leases, the Group records operating lease expense in its consolidated statements of comprehensive income (loss) on a straight-line basis over the lease term and record variable lease payments as incurred.

Long‑term investment

The Group’s long‑term investments consist of equity securities without readily determinable fair values, available‑for‑sale securities and equity method investment.

(a)
Equity securities without readily determinable fair values

For investments in equity securities without readily determinable fair values, the Group elects to use the measurement alternative defined as cost, less impairment, adjusted by observable price change. The Group reviews its equity securities without readily determinable fair values investments for impairment at each reporting period by performing a qualitative assessment considering impairment indicators. The Group recorded US$600,000, nil and nil impairment loss on its equity securities without readily determinable fair values during the years ended December 31, 2021, 2022 and 2023.

2.
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Long‑term investment (Continued)

(b)
Available‑for‑sale securities

For investments which are determined to be debt securities, the Group accounts for them as long‑term available‑for‑sale securities when they are not classified as either trading or held‑to‑maturity investments.

Available‑for‑sale securities are carried at its fair value and the unrealized gains or losses from the changes in fair values are included in accumulated other comprehensive income or loss.

The Group reviews its investments for other than temporary impairment based on the specific identification method. The Group considers available quantitative and qualitative evidence in evaluating potential impairment of its investments. If the cost of an investment exceeds the investment’s fair value, the Group considers, among other factors, general market conditions, government economic plans, the duration and the extent to which the fair value of the investment is less than the cost, the Group’s intent and ability to hold the investment, and the financial condition and near term prospects of the investees. The Group recorded nil, US$472,605 and nil impairment losses on its available‑for‑sale securities during the years ended December 31, 2021, 2022 and 2023, respectively.

(c)
Equity method investment

In accordance with ASC 323 Investment – Equity Method and Joint Ventures, the Group accounts for an equity method investment over which it has significant influence but does not own a majority of the equity interest or otherwise controls and the investments are either common stock or in substance common stock using the equity method. The Group’s share of the investee’s profit and loss is recognized in the consolidated statements comprehensive income (loss) of the period. The Group choose to apply the nature of the distribution approach when receiving distributions from equity method investee in the consolidated statements of cash flow.

An impairment loss on the equity method investments is recognized in the consolidated statements of comprehensive income (loss) when the decline in value is determined to be other-than-temporary. The Group recorded nil, US$175,000 and nil impairment losses on its equity method investment during the years ended December 31, 2021, 2022 and 2023.

Convertible Bonds

Before January 1, 2022, the Group determine the appropriate accounting treatment of the 2021 Series A1 Note in accordance with the terms in relation to the cash conversion feature. As the conversion option may be settled entirely or partially in cash at the Company’s option, the Company separated the 2021 Series A1 Note into liability and equity components in accordance with ASC Subtopic 470-20, Debt with Conversion and Other Options.

On January 1, 2022, the Group adopted ASU 2020-06, Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity using modified-retrospective transition approach. Pursuant to ASU 2020-06, for the 2021 Series A1 Note, conversion options that were previously bifurcated and recorded in equity was recombined as a single instrument classified as a liability from January 1,2022. The Company adopted the modified retrospective method, and the change was recorded in the consolidated statements of changes in shareholders' equity. Please refer to Note 9 for disclosure of convertible bond payable.

2.
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Revenue recognition

Revenue from contracts with customers is recognized when or as the Group satisfies its performance obligations by transferring the promised services to the customers. A service is transferred to a customer when or as the customer obtains control of that service. A performance obligation may be satisfied at a point in time or over time. Revenue from a performance obligation satisfied at a point in time is recognized at the point in time that the Group determines the customer obtains control over the promised service. Revenue from a performance obligation satisfied over time is recognized by measuring the Group’s progress in satisfying the performance obligation in a manner that depicts the transfer of the services to the customer. The amount of revenue recognized reflects the consideration the Group expects to receive in exchange for those promised services (i.e., the “transaction price”).

The Group’s revenues from contracts with customers are recognized when the performance obligations are satisfied at an amount that reflects the consideration expected to be received in exchange for such services. The majority of the Group’s performance obligations are satisfied at a point in time upon the successful execution and clearing of the customer’s trade order. Revenue is collected from the Group’s clearing partners in the brokerage business or from the customers directly by debiting their brokerage account with the Group.

Nature of Services

The Group’s services under contracts with customers are mainly related to its commission earned from its online brokerage business under the consolidated accounts (which customer information are not disclosed to the broker) and the fully disclosed accounts. The Group’s main sources of revenue from contracts with customers are as follows:

i)
Commissions earned for the Group’s online brokerage business in customers’ fully disclosed accounts and consolidated accounts are charged for each customer trade order executed and cleared by broker on a trade date basis and are reported as commissions in the consolidated statements of comprehensive income (loss).

According to the attributes of transactions under consolidated accounts, the Group provides brokerage service for its customers. Commission fees are deducted from the customer’s account at the time of trade order initiation and a pre‑determined portion is directed to the broker. The Group recognizes revenue at the time of execution of the order (i.e., trade date) on a gross basis as the Group is determined to be the primary obligor in fulfilling the trade order initiated by the customer.

According to the attributes of transactions under fully disclosed accounts, the Group provides the agreed services to its customers in facilitating the trades. Every time the broker executes and clears a trade, the broker collects the commissions, deducts its pre‑determined portion and returns the rest of the commission fees to the Group. Accordingly, the commission fee is recorded on a net basis.

ii)
Finance servicing fees are related to margin loans and securities borrowing and lending activities provided by the brokers under the fully disclosed accounts. Revenue is recognized over the period that the margin loans and securities borrowing and lending activities are outstanding.
iii)
Interest income is generated from margin loans and securities borrowing and lending activities provided to consolidated account customers and interest income from bank deposits. Interest income is recognized on an accrual basis.
2.
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Revenue recognition (Continued)

Nature of Services (Continued)

iv)
Other revenues consist of the revenue arising from initial public offering (“IPO”) distribution service, currency exchange service and others. Revenue from the IPO distribution service is derived from IPO underwriting and new share subscription services in relation to IPOs in the USA and Hong Kong capital market. IPO distribution revenue are generally recognized when the services are completed. The related revenue from IPO distribution services amounted at US$12,565,574, US$8,185,595 and US$4,111,076 for the years ended December 31, 2021, 2022 and 2023. Revenue from currency exchange service is charged to the Group’s clients for providing currency exchange service, which was recorded upon the time when the services are rendered to customers. The related revenue from currency exchange service amounted at US$12,607,089, US$6,904,233 and US$5,326,985 for the years ended December 31, 2021, 2022 and 2023. The Group also provides promotional and advertisement service and financial advisory service under the contracts with customers, which are recorded over the period of service provided.

Contract liabilities arise when customers remit contractual cash payments in advance of the Company satisfying its performance obligations under the contract and are derecognized when the revenue associated with the contract is recognized either when a milestone is met triggering the contractual right to bill the customer or when the performance obligation is satisfied. Contract liabilities are reported in deferred income and accrued expenses and other current liabilities-advanced from customers in the consolidated balance sheets.

Research and development expenses

Research and development expenses primarily consist of salaries and employee benefits, rental and depreciation expenses related to the development of the Group’s proprietary trading platform, back-end technology and customer relationship management system. For the years ended December 31, 2021, 2022 and 2023, US$47,769,773, US$60,146,506 and US$63,458,798 of research and development costs have been expensed as incurred as the costs qualifying for capitalization have been insignificant.

Occupancy, Depreciation and Amortization

Occupancy expenses consist primarily of lease payments on office and data center leases and related occupancy costs, such as utilities. Depreciation and amortization expenses result from the depreciation of fixed assets, such as electronic equipment, office equipment as well as leasehold improvements and the amortization of intangible assets.

2.
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Share‑based compensation

Share‑based payment transactions with employees and managements, such as share options are measured based on the grant date fair value of the equity instrument. The Group has elected to recognize compensation expenses using the straight‑line method for all employee equity awards granted with graded vesting provided that the cumulative amount of compensation cost recognized at any date is at least equal to the portion of the grant‑date value of the options that are vested at that date, over the requisite service period of the award, which is generally the vesting period of the award. Compensation expenses for awards with performance conditions is recognized when it is probable that the performance condition will be achieved. The Group elects to recognize forfeitures when they occur. Compensation expenses for awards with service conditions is recognized on a straight-line method over the requisite service period.

The cancellation of an award accompanied by the concurrent grant of a replacement award is accounted for as a modification of the terms of the awards. The incremental compensation cost is measured as the excess of the fair value of the modified award over the fair value of the modified award at the modification date. The incremental portion of share-based compensation for the vested portion is recognized immediately and the incremental portion of share-based compensation for the unvested portion is recognized over the remaining vesting period of the award. If an award is canceled without the concurrent grant of a replacement award or any other consideration, unrecognized compensation cost related to the canceled award is recognized immediately upon cancelation.

For awards granted with a performance condition that affects vesting, the performance condition is not considered in determining the award’s grant-date fair value; however, the performance condition is considered when estimating the quantity of awards that are expected to vest. No compensation expense is recorded for awards with a performance condition unless and until the performance condition is determined to be probable of achievement.

Income taxes

Current taxes are provided for in accordance with the laws of the relevant taxing authorities. Deferred taxes are recognized when temporary differences exist between the tax basis of assets and liabilities and their reported amounts in the consolidated financial statements. Deferred tax assets and liabilities, including those for net operating loss carryforwards are measured using enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance if, in the opinion of management, it is more‑likely‑than‑not that some portion or all of the deferred tax assets will not be realized.

The Group accounts for uncertainty in income taxes by recording an unrecognized tax benefit resulting from tax positions taken or expected to be taken in a tax return. The financial statement effects of tax positions are recognized when the Group believes that it is more likely than not that the tax position will be sustained on examination by the taxing authorities based on the technical merits of the position. A tax position that meets the more likely than not recognition threshold is measured as the largest amount of tax benefit that is greater than 50 percent likely of being realized upon settlement. The Group presents interest and penalties, if any, related to income taxes in income tax expense.

The Group accounts for residual income tax effects in accumulated other comprehensive income due to a change in tax law or a change in judgment about realization of a valuation allowance using the portfolio method and only releases residual amounts when the entire portfolio is liquidated.

2.
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Comprehensive income or loss

Comprehensive income or loss consists of two components, net income or loss and other comprehensive income or loss, net of tax. Other comprehensive income or loss refers to revenue, expenses, and gains and losses that are recorded as an element of shareholders’ equity but are excluded from net income or loss. The Group’s other comprehensive income or loss consists of foreign currency translation adjustments from its subsidiaries not using the US$ as their functional currency and the fair value change of long‑term available‑for‑sale securities of the Group, if any. Comprehensive income or loss is reported in the consolidated statements of comprehensive income (loss).

Treasury stock

The Group accounted for those shares repurchased as treasury stock at cost, Treasury stock, and is shown separately in the shareholders’ equity as the Company has not yet decided on the ultimate disposition of those shares acquired. When the Company decides to cancel the treasury stock, the difference between the original issuance price and the repurchase price is debited into additional paid-in capital. Refer to Note 15 for details.

Non-controlling interests

For the Company’s consolidated subsidiaries, VIEs and the VIEs’ subsidiaries, non‑controlling interests are recognized to reflect the portion of their equity that is not attributable, directly or indirectly, to the Company as the controlling shareholder. Non‑controlling interests are classified as a separate line item in the equity section of the Group’s consolidated balance sheets and have been separately disclosed in the Group’s consolidated statements of comprehensive income (loss) to distinguish the interests from that of the Company.

Redeemable non-controlling interests

Redeemable non-controlling interests represent preferred shares financing by a consolidated VIE’s subsidiary of the Group from preferred shareholders. As the preferred shares could be redeemed by such shareholders upon the occurrence of certain events that are not solely within the control of the Group, these preferred shares are accounted for as redeemable non-controlling interests. The Group accounts for the changes in accretion to the redemption value in accordance with ASC topic 480, Distinguishing Liabilities from Equity and recorded accretions on the preferred shares to the redemption value from the issuance dates to the earliest redemption dates.

2.
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Foreign currencies

The reporting currency of the Company is the US$. The Company and the Company’s subsidiaries with operations in the PRC, Hong Kong, New Zealand, Singapore, Australia, the United States and other jurisdictions use their respective local currencies as their functional currencies except for TBNZ which changed the functional currency from local currency to US$. The financial statements of the Company’s subsidiaries, other than the subsidiaries with functional currency in US$, are translated into US$ using the exchange rate as of the balance sheet date for assets and liabilities and the average daily exchange rate for each month for income and expense items. Translation gains and losses are recorded as a separate component of other comprehensive income (loss) in the consolidated statements of change in equity and consolidated statements of comprehensive income (loss).

In the financial statements of the Company’s subsidiaries, transactions in currencies other than the functional currency are measured and recorded in the functional currency using the exchange rate in effect at the date of the transaction. At the balance sheet date, monetary assets and liabilities that are denominated in currencies other than the functional currency are translated into the functional currency using the exchange rate at the balance sheet date. All gains and losses arising from foreign currency transactions are recorded in other income in the consolidated statements of comprehensive income (loss) during the year in which they occur.

RMB is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into other currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. The Group’s cash and cash equivalents denominated in RMB amounted to US$1,606,471, US$46,426,074 and US$31,423,866 as of December 31, 2021, 2022 and 2023, respectively.

Net income (loss) per share

The Group computes net income or loss per Class A and Class B ordinary share in accordance with ASC 260-10 Earnings Per Share: Overall, using the two class method. Under the two-class method, net income is allocated between ordinary shares and other participating securities based on their participating rights. Net losses are not allocated to other participating securities if based on their contractual terms they are not obligated to share in the losses.

The liquidation and dividend rights of the holders of the Company’s Class A and Class B ordinary shares are identical, except with respect to voting. As the liquidation and dividend rights are identical, the net incomes are allocated on a proportionate basis.

Basic net income or loss per share is computed by dividing net income or loss attributable to ordinary shareholders by the weighted average number of ordinary shares and contingently issuable shares outstanding during the period except that it does not include unvested restricted shares or repurchased ordinary shares subject to cancellation.

Diluted net income or loss per share is calculated by dividing net income or loss attributable to ordinary shareholders, as adjusted for the effect of dilutive potential ordinary shares, if any, by the weighted average number of ordinary shares outstanding and dilutive potential ordinary shares during the period. Potential ordinary shares are excluded in the denominator of the diluted net income or loss per share calculation if their effects would be anti-dilutive.

2.
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Concentration of credit risk

The Group’s exposure to credit risk associated with its trading and other activities is measured on an individual counterparty basis, as well as by groups of counterparties that share similar attributes. Concentrations of credit risk can be affected by changes in political, industry, or economic factors. To reduce the potential for risk concentration, credit limits are established and exposure is monitored in light of changing counterparty and market conditions. As of December 31, 2022 and 2023, the Group did not have any material concentrations of credit risk outside the ordinary course of business.

Concentration of revenue

There is no customer accounting for 10% or more of total revenues for the years ended December 31, 2021, 2022 and 2023, respectively.

Concentration of supplier

The Group relies on third parties for the execution and clearing of trade requests made by customers. In instances where these parties fail to perform their obligations, the Group may be temporarily unable to find alternative suppliers to satisfactorily deliver services to its customers in a timely manner, if at all.

For the years ended December 31, 2021, 2022 and 2023, 57.4%, 24.3% and 16.6% of its total net revenues were executed and cleared by one supplier.

Current Expected Credit Losses

The Group adopted FASB ASC Topic 326 – Financial Instruments – Credit Losses (“ASC Topic 326”) since January 1, 2020. The Group’s in-scope assets are primarily subject to collateral maintenance provisions, such as margin loans extended to consolidated accounts customers by the Group for which the Company elected to apply the practical expedient of reporting the difference between the fair value of collateral and the amortized cost for the in-scope assets as the allowance for current expected credit losses (“CECL”). The Group applied a discounted cash flow (“DCF”) method to determine the allowance for the New Zealand housing loans. The DCF method was based on relevant information about past events, current conditions and reasonable and supportable forecasts that affect the collectability of the loans.

Recent Accounting Pronouncements

In October 2023, FASB issued ASU 2023-06, Disclosure Improvements: Codification Amendments in Response to the SEC's Disclosure Update and Simplification Initiative, which modifies the disclosure or presentation requirements of various FASB topics in the Codification. The effective date for each amendment will be the date on which the SEC's removal of that related disclosure from Regulation S-K becomes effective, with early adoption prohibited. The Group does not expect adoption of this standard will have a material impact on its financial statements.

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures introducing key amendments to enhance disclosures in public entities reportable segments. Notable changes include the mandatory disclosure of significant segment expenses regularly provided to the chief operating decision maker (“CODM”), disclosure of other segment items, and requirements for consistency in reporting measures used by the CODM. The amendments in this update are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. The Group is currently assessing the impact to its consolidated financial statements.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures. ASU No. 2023-09 requires disaggregated information about a reporting entity's effective tax rate reconciliation as well as additional information on income taxes paid. The guidance is effective for annual periods beginning after December 15, 2024 on a prospective basis. Early adoption is permitted. The Group is currently assessing the impact to its consolidated financial statements.

3.
PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other currents assets consisted of the following:

	As of December 31,
	2022	2023
	US$	US$
Prepaid data and IT service expenses	1,810,778	2,741,338
IPO distribution service and promotional and advertisement service receivables	2,518,877	2,707,740
Advances to employees	1,756,262	2,190,106
Prepaid income tax	1,547,355	2,178,658
Wealth management service fees receivables	1,694,339	1,823,331
Prepaid professional service fees	740,171	1,008,341
Rental and other deposits	784,871	611,140
Interest receivables from term deposits	45,172	611,083
Input VAT receivables	289,560	569,813
Prepaid marketing expenses	805,230	552,565
Others	970,760	2,942,065
Total	12,963,375	17,936,180

4.
PROPERTY, EQUIPMENT AND INTANGIBLE ASSETS, NET

Property, equipment and intangible assets, net, consisted of the following:

	As of December 31,
	2022	2023
	US$	US$
Electronic Equipment	6,897,897	7,809,971
Office Equipment	798,279	873,192
Leasehold improvement	1,748,345	1,657,837
Software	1,346,872	1,379,299
Less: accumulated depreciation	(4,481,910)	(6,525,834)
Property and equipment, net	6,309,483	5,194,465
Licenses	10,004,563	10,004,563
Trademark	118,524	115,140
Trading right	128,180	128,026
Others	—	1,057,434
Less: accumulated amortization	(56,685)	(70,085)
Intangible assets, net	10,194,582	11,235,078
Total	16,504,065	16,429,543

Depreciation expenses for the years ended December 31, 2021, 2022 and 2023 were US$1,322,236, US$2,733,684 and US$2,823,534, respectively.

Amortization expenses for the years ended December 31, 2021, 2022 and 2023 were US$16,732, US$15,460 and US$15,018, respectively.

The estimated amortization expenses for the above intangible assets for future years are as follows:

Years ending December 31,	Amortization for Intangible Assets
US$
2024	15,018
2025	15,018
2026	15,018
2027	—
2028	—
Total	45,054

5.
GOODWILL

There were no changes in the carrying amount of goodwill for the years ended December 31, 2022 and 2023.

	For the years ended,
	2022	2023
	US$	US$
Balance at the beginning of year	2,492,668	2,492,668
Balance at the end of year	2,492,668	2,492,668

As of December 31, 2022 and 2023, there had not been any accumulated goodwill impairment provided.

6.
LONG‑TERM INVESTMENTS

Equity securities without readily determinable fair value

The Group had the following equity securities without readily determinable fair value:

	As of December 31,
	2022	2023
	US$	US$
TradeUP Acquisition Corp.(“UPTDU”) (a)	314,700	—
Fortune Rise Acquisition Corporation (“FRLAU”) (b)	200,237	200,237
Shenzhen Guru Club Information Technology Group Co., LTD. (“Guru”) (c)	1,449,864	1,408,472
Shanghai Realize Investment Consulting Co., Ltd. (“Realize”) (d)	869,918	845,082
Shanghai Yisong Consulting Management Co., LTD (“Yisong”) (e)	376,965	366,202
Feutune Light Acquisition Corporation (“FLFVU”) (f)	200,000	200,000
Mainnet Group Holdings (“Mainnet”) (g)	—	500,000
Total	3,411,684	3,519,993

(a)
UPTDU is a NASDAQ listed blank check company formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses. In February and July 2021, the Group respectively acquired 230,000 founder shares (8,500 of which was forfeited in September 2021) and 44,040 private shares issued by UPTDU for a total purchase consideration of US$445,400. At the end of 2022, the shares owned by the Group took up 2.32% equity interests of UPTDU with no significant impacts. On September 29, 2023, UPTDU completed the business combination with Estrella Biopharma, Inc., a Delaware corporation. After the business combination, the founder shares and private shares the Group held were converted into listed common shares, considering the Group does not control nor has ability to exercise significant influence over the operating and financial policies of the investee, as such the Group recognized the investment as financial instruments held, at fair value.
(b)
FRLAU is a NASDAQ listed blank check company formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses. In November 2021, the Group acquired 122,000 founder shares, 20,000 private shares and 60,000 representative shares issued by FRLAU for a total purchase consideration of US$201,248. After the sale of 98,800 founder shares in December 2022, the Group held 0.8% equity interests of FRLAU with no significant impacts. The founder shares, private shares and representative shares are each subject to transfer restrictions pursuant to lock-up provisions. No observable price change has been identified and no fair value change was recorded for the years ended December 31, 2022 and 2023.
(c)
In October 2017, the Group acquired 1.0% equity interests of Guru with no significant impacts, formerly known as Tibet Gelonghui Information Technology Co., LTD., for a purchase consideration of US$1,536,972 (RMB10,000,000). Guru is principally engaged in information technology development, technical consultation and technical services. No observable price change has been identified and no fair value change was recorded for the years ended December 31, 2022 and 2023. The change of balance was foreign exchange difference.
(d)
In August 2021, the Group acquired 1.5% equity interests of Realize for a purchase consideration of US$926,183 (RMB6,000,000). Realize is principally engaged in ESOP advisory and management services. No observable price change has been identified and no fair value change was recorded for the years ended December 31, 2022 and 2023. The change of balance was foreign exchange difference.
(e)
In April 2021, the Group acquired 5% equity interests of Yisong for a purchase consideration of US$400,962 (RMB2,600,000). Yisong is principally engaged in consulting and financial advisory services. No observable price change has been identified and no fair value change was recorded for the years ended December 31, 2022 and 2023. The change of balance was foreign exchange difference.
6.
LONG‑TERM INVESTMENTS (Continued)

Equity securities without readily determinable fair value (Continued)

(f)
FLFVU is a NASDAQ listed blank check company formed for the purpose of entering into a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses. In June 2022, the Group acquired 20,000 private shares and 60,000 representative shares issued by FLFVU for a total purchase consideration of US$200,000, which accounted for 0.63% equity interests of FLFVU with no significant impacts. The representative shares are identical to the public shares except that the representative has agreed not to transfer, assign or sell any such representative shares until the completion of initial business combination. No observable price change has been identified and no fair value change was recorded for the years ended December 31, 2022 and 2023.
(g)
In September 2023, the Group acquired 2.0% equity interests of Mainnet for a purchase consideration of US$500,000. Mainnet has formed multiple lines of businesses including wealth management, fund management, a global open platform, and FinTech arm, providing high-net-worth customers with all-rounded financial services. No observable price change has been identified and no fair value change was recorded for the year ended December 31, 2023.

Available‑for‑sale securities

The Group had the following available‑for‑sale securities:

	As of December 31,
	2022	2023
	US$	US$
Alphalion Technology Holding Limited (“Alphalion”) (h)	4,516,815	4,066,490
Total	4,516,815	4,066,490

(h)
In February 2019, the Group entered into a series of agreements to covert its short-term interest-free loans to Alphalion Technology Holding Limited and its affiliates amounted at US$3,060,113 into 25% equity interest of Alphalion (Note 16). Alphalion is principally engaged in IT services, including software maintenance, application service and data processing. The investment was classified as available-for-sale securities with no contractual maturity date as the Group determined that the preferred shares were debt securities due to the redemption option available to investors and measured the investment subsequently at fair value. US$1,899,605 gains, US$502,903 and US$450,325 losses of fair value were recorded for the years ended December 31, 2021, 2022 and 2023, respectively. Nil allowance for credit losses was recorded for the years ended December 31, 2021, 2022 and 2023.
7.
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consisted of the following:

	As of December 31,
	2022	2023
	US$	US$
Accrued payroll and welfare	15,761,463	19,043,496
Income and non-income-based taxes payables	9,389,054	7,319,738
Accrued professional expenses	2,445,075	4,300,517
Accrued marketing expenses	4,182,606	3,863,879
Advanced from customers	1,904,019	3,425,224
Accrued data and IT service expenses	1,467,007	1,301,092
Amounts due to employees for sale of their shares exercised under the share incentive plan	1,368,771	2,702,901
Others	1,259,754	425,099
Total	37,777,749	42,381,946

8.
INCOME TAXES

Cayman Islands

Under the current laws of the Cayman Islands, the Group is not subject to tax on its income or capital gains.

PRC

Under the PRC Enterprise Income Tax Law (the “EIT Law”), the standard enterprise income tax rate for domestic enterprises and foreign invested enterprises is 25%. In addition, the EIT Law and its implementing rules permit qualified “High and New Technologies Enterprise” (the “HNTE”) to enjoy a reduced 15% EIT income tax rate. The HNTE certificate is effective for a period of three years. Certain PRC subsidiaries, VIEs and VIEs’ subsidiaries, including Beijing U-Tiger Business, Beijing Yixin and Beijing U-Tiger Network, are qualified HNTEs and enjoy a reduced income tax rate of 15% for the three years presented, and Hangzhou U-Tiger, Guangzhou U Tiger and Beijing Xiangshang are qualified HNTEs and enjoy a reduced income tax rate of 15% for the years ended December 31, 2022 and 2023. An entity could re-apply for the HNTE certificate when the prior certificate expires. Historically, all companies successfully re-applied for the certificates when the prior once expired. The Group’s other subsidiaries are subject to income tax rate of 25%, according to EIT Law.

New Zealand

The Group’s subsidiaries, TBNZ and TFNZ are located in New Zealand and are subject to an income tax rate of 28% for taxable income earned in New Zealand.

Hong Kong

The Group’s subsidiaries incorporated in Hong Kong are subject to a profits tax rate of 8.25% on assessable profits up to HK$2,000,000 and 16.5% on any part of assessable profits over HK$2,000,000.

USA

The Group’s subsidiaries incorporated in the USA are subject to a federal income tax rate of 21% for taxable income earned in the USA. Taxable income apportioned to New York, New York City, and New Jersey is also subject to tax at statutory tax rates of 6.5%, 8.85%, and 11.5%, respectively.

Singapore

The Group’s subsidiaries incorporated in Singapore are subject to an income tax rate of 17% for taxable income earned in Singapore.

Australia

The Group’s subsidiaries incorporated in Australia are subject to an income tax rate of 30% for taxable income earned in Australia.

8.
INCOME TAXES (Continued)

The components of income before income taxes are as follows:

	For the years ended December 31,
	2021	2022	2023
	US$	US$	US$
The Cayman Islands	2,442,082	(2,399,651)	(700,677)
PRC	21,320,470	9,105,225	12,562,152
Other	(4,708,080)	(4,673,789)	34,132,262
Total income before income taxes	19,054,472	2,031,785	45,993,737

The current and deferred portions of income tax expense allocated to continuing operations, all of which was incurred outside the Cayman Islands, were as follows:

	For the years ended December 31,
	2021	2022	2023
	US$	US$	US$
Current tax expense	(5,026,081)	(5,552,745)	(9,779,815)
Deferred tax benefit (expense)	662,310	1,264,080	(3,206,495)
Income tax expense	(4,363,771)	(4,288,665)	(12,986,310)

The enterprise income tax law also imposes a withholding income tax on dividends distributed by a foreign investment enterprise ("FIE") to its immediate holding company outside of the PRC. According to the arrangement between Chinese mainland and HKSAR, dividends paid by an FIE in Chinese mainland to its immediate holding company in HKSAR will be subject to withholding tax at a rate of no more than 5%. Dividends paid from US subsidiaries to their parent company are subject to US withholding tax at a rate of 30%. Cash dividends paid by a New Zealand incorporated company is subject to 5% withholding under the New Zealand-Singapore Double Tax Agreement.

The Company does not intend to have any of its subsidiaries and VIEs located in jurisdictions that would assess a tax on a distribution distributed any accumulated earnings in the foreseeable future, but rather expects that such profits will be indefinitely reinvested by such subsidiaries and VIEs for their respective local operations. Accordingly, no liability for withholding tax was recorded as of December 31, 2022 and 2023. Undistributed earnings of such subsidiaries and VIEs amounted to US$84.1 million and US$141.6 million and the unrecognized deferred tax liability related to such earnings amounted to US$5.5 million and US$12.8 million as of December 31, 2022 and December 31, 2023, respectively.

The Group’s subsidiaries and consolidated VIEs located in the PRC, HKSAR, New Zealand, the USA, Singapore and other jurisdictions are open to tax examination for the period from its inception until the year ended December 31, 2023.

8.
INCOME TAXES (Continued)

The significant components of the Group’s deferred tax assets and liabilities were as follows:

	As of December 31,
	2022	2023
	US$	US$
Deferred tax assets
Net operating loss carryforwards	19,642,694	23,177,049
Share-based compensation	1,666,221	2,555,382
Lease liabilities	2,767,408	1,933,001
Withholding tax credit carryforwards	1,072,899	1,042,268
Advertising expense carryforwards	973,640	961,816
Accrued expenses	415,472	479,475
Financial instruments held, at fair value	184,822	425,174
Allowance for doubtful accounts	242,233	331,043
Long-term investments	144,986	140,847
Total deferred tax assets	27,110,375	31,046,055
Less: valuation allowance	11,307,489	18,262,801
Deferred tax assets, net of valuation allowance	15,802,886	12,783,254

Deferred tax liabilities
Intangible assets	1,788,555	1,788,555
Right-of-use assets	2,661,362	1,742,996
Financial instruments held, at fair value	290,445	1,658,536
Total deferred tax liabilities	4,740,362	5,190,087

Deferred tax assets, net	13,122,272	10,990,998
Deferred tax liabilities, net	2,059,748	3,397,831

The movement of the valuation allowance is as follows:

	For the years ended December 31,
	2021	2022	2023
	US$	US$	US$
Balance at the beginning of the year	4,000,159	5,224,095	11,307,489
Additions of valuation allowance	2,814,445	7,192,373	7,372,595
Reversals of valuation allowance	(1,628,176)	(858,222)	(187,483)
Foreign currency translation adjustment	37,667	(250,757)	(229,800)
Net change in the valuation allowance	1,223,936	6,083,394	6,955,312
Balance at the end of the year	5,224,095	11,307,489	18,262,801

As of December 31, 2022 and 2023, the Group had net operating loss carryforwards of US$118,085,461 and US$137,570,765, respectively.

8.
INCOME TAXES (Continued)

The expiration status of net operating loss carryforwards as of December 31, 2023 is listed below.

Expiration year	US$
2024	2,100,039
2025	1,084,992
2026	6,659,954
2027	7,356,743
2028 through 2033	76,089,768
Indefinitely	44,279,269

As of December 31, 2022 and 2023, the Group had advertising expenses carryforwards of US$3,894,561 and US$3,847,264 respectively, which can be carried forward indefinitely.

As of December 31, 2022 and 2023, the Group had withholding tax credit carryforwards of US$1,072,899 and US$1,042,268, respectively, Among the withholding tax credit carryforwards as of December 31, 2023, US$904,613 will expire by 2025 while US$137,655 will expire in 2026.

Management assessed the positive and negative evidence in certain entities in the PRC, United States, New Zealand and Singapore, and estimated they will have sufficient future taxable income to utilize the existing deferred tax assets. Significant objective positive evidence included the significant growth in customer trading activities in the New Zealand entities where net operating loss carryforwards could be carried forward indefinitely, net operating loss carryforwards in the United States generated after 2017 can be carried forward indefinitely, and net operating loss carryforwards in Singapore can be carried forward indefinitely. Net operating loss carryforwards can be carried forward 5 years in PRC except for a PRC entity qualified as “HNTE” which can be carried forward 10 years. The Group has concluded that deferred tax asset recognized for certain entities in the PRC, United States, New Zealand and Singapore is more likely than not to be realized.

A valuation allowance is provided against deferred tax assets when the Group determines that it is more-likely-than-not that the deferred tax assets will not be realized in the future. The Group considers positive and negative evidence on each individual subsidiary basis to determine whether some portion or all of the deferred tax assets will be more-likely-than-not realized.

The realizability of deferred tax assets requires significant judgment associated with evaluation of past and projected financial performance which incorporates projections of future taxable income, including forecasted revenues and expenses, by tax-paying component. In assessing the realizability of deferred tax assets, management considered the future taxable earnings which consists of forecasted revenue, operating cost and expenses, and the expected timing of the reversal of temporary differences. As of December 31, 2022 and 2023, valuation allowances of US$11,307,489 and US$18,262,801, respectively, were provided against the deferred tax assets that were determined more-likely-than-not will not be realized in the future. Deferred tax assets related to net operating loss carryforwards of US$1,510,584 without a valuation allowance were generated in 2023. Due to changes in judgment about the realizability of deferred tax assets in 2023, valuation allowance increases of US$3,574,020 were recorded in 2023. The Group realized a benefit of utilizing DTAs of US$187,483 in 2023 that were offset with a valuation allowance at the beginning of the year. To the extent that actual experience deviates from the assumptions, the projections would be affected and hence management’s assessment of realizability of deferred tax assets may change.

8.
INCOME TAXES (Continued)

Reconciliations between the income tax expense computed by applying the PRC's 25% statutory income tax rate, the standard enterprise income tax rate in the jurisdiction of tax domicile of a significant portion of our business, to income before income taxes and the reported income tax expense were as follows:

	For the years ended December 31,
	2021	2022	2023
	US$	US$	US$
Income before income taxes	19,054,472	2,031,785	45,993,737
PRC statutory income tax rate	25%	25%	25%
Income tax at statutory income tax rate	(4,763,618)	(507,946)	(11,498,434)
Effect of income tax rate difference in other jurisdictions	(596,978)	(1,118,844)	23,195
Effect of preferential tax rates	2,345,990	999,270	1,306,561
Remeasurement of deferred taxes for tax rate change	(610,551)	(1,269,155)	—
Super deduction of research and development expense	4,476,114	4,725,220	5,509,308
Nondeductible expenses	(4,138,443)	(4,142,647)	(1,998,354)
Non-taxable income	109,984	35,616	194,107
Changes in valuation allowance	(1,186,269)	(6,334,151)	(7,185,112)
Excess tax benefits from share-based compensation	—	1,146,536	662,419
Remeasurement of share-based compensation tax attributes (Note)	—	2,177,436	—
Income tax expense	(4,363,771)	(4,288,665)	(12,986,310)

Note: This income tax benefit of US$2.2 million was related to the expenses being allowed to be deducted on the tax filling for fiscal year 2021 and the recognition of a deferred tax asset for the cumulative compensation costs for share-based compensation awards outstanding as of January 1, 2022 as a result of developments during the year ended December 31, 2022.

9.
CONVERTIBLE BOND PAYABLE

2021 Series A1 Note

On February 25, 2021, the Company entered into the Convertible Note Purchase Agreement (the “Agreement”) with a group of investors (the “Investors”) to issue its convertible bonds with an aggregate principal amount of US$44 million to the Investors through a private placement (2021 Series A1 Note). The convertible notes issued will mature in 2026 unless previously converted. The 2021 Series A1 Note bears annual interest rate at 1% from the issuance date until the outstanding principal amount is fully repaid.

The Company elected the fair value option for the 2021 Series A1 Note. The Company adopted binomial-lattice option valuation model to estimate the fair value of the convertible bonds with the assistance of an independent third-party appraiser and the following assumptions for each applicable period which took into account variables such as share price, volatility, expected dividend, risk free interest rate and bond yield. Changes in fair value of convertible bonds are recognized in other income in the consolidated statements of comprehensive income (loss) during the year, with the exception of changes in fair value due to instrument-specific credit risk which are required to be recognized in accumulated other comprehensive income (loss).

On September 27 and 30, 2021, the Company and the Investors entered into an amendment agreement with a cash conversion feature added into the Agreement. Upon conversion, the Company will pay or deliver, as the case may be, cash, ADSs, or a combination of cash and ADSs, at the Company’s election. The Company accounted for the amendment as an extinguishment of the previous bonds. The changes in the fair value of the convertible bonds before and after the modification was recorded in other income in the consolidated statements of comprehensive income (loss) during 2021.

9.
CONVERTIBLE BOND PAYABLE (Continued)

2021 Series A1 Note (Continued)

As the conversion option may be settled entirely or partially in cash at the Company’s option, the Company separated the 2021 Series A1 Note into liability and equity components in accordance with ASC Subtopic 470-20, Debt with Conversion and Other Options. The carrying amount of the liability component was calculated by measuring the fair value of a similar liability that did not have an associated conversion feature. The carrying amount of the equity component representing the conversion option was determined by deducting the fair value of the liability component from the initial proceeds and recorded as additional paid-in capital. The resulting discount was accreted at an effective interest rate of 5.4% over the period from modification date to the maturity date.

According to ASU 2020-06, for the 2021 Series A1 Note, conversion options that were previously bifurcated and recorded in equity, which was recombined as a single instrument classified as a liability from January 1, 2022. The Company adopted the modified retrospective method and the change was recorded in the consolidated statements of changes in shareholders’ equity.

2021 Series A2 Note

On May 5, 2021, the Company issued US$21 million convertible bonds (2021 Series A2 Note). The convertible notes to be issued will mature in 2026 unless previously converted. The Bond bears annual interest rate at 1% from the issuance date until the outstanding principal amount is fully repaid. The 2021 Series A2 Note did not have any embedded conversion option which required to be bifurcated and separately accounted for as a derivative under ASC 815 Derivatives and Hedging, nor do they contain a cash conversion feature. The Company accounted for the 2021 Series A2 Note in accordance with ASC 470 Debt, as a single debt instrument and subsequently measured at amortized cost. No beneficial conversion feature (the “BCF”) was recognized as the set conversion price for the 2021 Series A2 Note is greater than the fair value of the ADSs price at date of issuance.

2021 Series B Note

On April 12, 2021, a consortium of institutional investors subscribed to purchase convertible notes in an aggregate principal amount of US$90 million through a private placement (2021 Series B Note). The convertible notes issued will mature in 2026 unless previously converted. The Bond bears annual interest rate at 1% from the issuance date until the outstanding principal amount is fully repaid. The 2021 Series B Note did not have any embedded conversion option which required to be bifurcated and separately accounted for as a derivative under ASC 815 Derivatives and Hedging, nor do they contain a cash conversion feature. The Company accounted for the 2021 Series B Note in accordance with ASC 470 Debt, as a single debt instrument and subsequently measured at amortized cost. No BCF was recognized as the set conversion price for the 2021 Series B Note is greater than the fair value of the ADSs price at date of issuance.

	As of December 31,
	2022	2023
	US$	US$
2021 Series A1 Note US$ 44,000,000 1.00% due to 2026	41,531,679	42,957,209
2021 Series A2 Note US$ 21,000,000 1.00% due to 2026	21,330,823	21,543,492
2021 Series B Note US$ 90,000,000 1.00% due to 2026	91,474,981	92,386,990
	154,337,483	156,887,691

10.
ORDINARY SHARES

The Company’s Amended and Restated Memorandum of Association authorizes the Company to issue 4,662,388,278 Class A ordinary shares and 337,611,722 Class B ordinary shares with a par value of US$0.00001 per share. The shareholders of Class A ordinary shares and Class B ordinary shares have the same rights except for the voting and conversion rights. Each Class A ordinary share is entitled to one vote and is not convertible into Class B ordinary share under any circumstance; and each Class B ordinary share is entitled to twenty votes and will be automatically converted into one Class A ordinary share under certain circumstances.

As of June 7, 2018, upon the Re-domiciliation described in Note 1, the Company had 33,170,968 Class A ordinary shares and 410,643,948 Class B ordinary shares issued and outstanding, respectively. In June 2018, the Company further issued 2,480,000 Class A ordinary shares and 107,863,347 Class B ordinary shares. In November 2018, 180,895,573 Class B ordinary shares were redesignated into Class A ordinary shares. As of December 31, 2018, the Company had 216,546,541 Class A ordinary shares and 337,611,722 Class B ordinary shares issued and outstanding, respectively.

In March 2019, the Group completed its initial public offering and received net proceeds of US$114,765,901, the Company newly issued 237,375,000 Class A ordinary shares (representing 15,825,000 ADSs), including 13,125,000 Class A ordinary shares issued through a private placement from an existing shareholder, IB Global Investment LLC, an affiliate of Interactive Brokers, and 29,250,000 Class A ordinary shares issued from exercising the over-allotment option by the underwriters.

Upon the completion of the initial public offering, 1,210,906,902 outstanding Series Angel, A, B-1, B-2, B-3 and C preferred shares were converted into 1,210,906,902 Class A ordinary shares on a one-for-one basis, and 18,597,738 outstanding Series C-1 preferred shares were converted into 18,612,084 Class A ordinary shares, reflecting the anti-dilution adjustments to the conversion rate based on the initial public offering price of US$8.00 per ADS.

As of December 31, 2019, the Company had 1,777,218,449 Class A ordinary shares and 337,611,722 Class B ordinary shares issued and outstanding, respectively.

As of December 31, 2020, the Company had 1,794,357,434 Class A ordinary shares and 337,611,722 Class B ordinary shares issued and outstanding, respectively.

On June 10, 2021, the Company completed a follow-on public offering, issued 112,125,000 Class A ordinary shares for a total consideration of US$175.4 million after deducting the underwriting discounts and commissions and offering expenses.

In March, August and December 2021, 22,500,000, 45,000,000 and 48,000,000 Class B ordinary shares were converted into Class A ordinary shares, respectively.

In March 2022, 124,500,000 Class B ordinary shares were converted into Class A ordinary shares.

As of December 31, 2023, the Company had 2,252,892,845 Class A ordinary shares and 97,611,722 Class B ordinary shares issued and outstanding, respectively.

11.
REDEEMABLE NON-CONTROLLING INTERESTS

On November 8, 2022, Beijing Xiangshang, one of the Company’s consolidated VIE’s subsidiaries, issued 31,875,000 Series Angel redeemable preferred shares (“Series Angel preferred shares”) to external investors for an aggregate cash consideration of US$4,397,462, and US$4,356,074 proceeds were received upon the issuance. As of December 31, 2022, the outstanding US$43,496 was recorded as subscriptions receivable from redeemable non-controlling interests in the consolidated balance sheets. On March 20, 2023, the outstanding US$43,672 was received and transferred from subscriptions receivable to redeemable non-controlling interests in the consolidated balance sheets.

On April 7, 2023, Beijing Xiangshang, issued 11,250,000 Series Pre-A redeemable preferred shares (“Series Pre-A preferred shares”) to external investors for an aggregate cash consideration of US$1,636,364.

The Series Angel and Pre-A preferred shares, which are redeemable by Beijing Xiangshang upon occurrence of certain events, are recorded as mezzanine equity in the consolidated balance sheets and consist of the following:

	Series Angel preferred shares	Series Pre-A preferred shares	Total
	US$	US$	US$
Balance as of January 1, 2022
Issuance of redeemable preferred shares of VIE's subsidiary	4,356,074	—	4,356,074
Accretion of redeemable non-controlling interests	61,870	—	61,870
Foreign currency translation adjustment	223,798	—	223,798
Balance as of December 31, 2022	4,641,742	—	4,641,742
Issuance of redeemable preferred shares of VIE’s subsidiary	43,672	1,636,364	1,680,036
Accretion of redeemable non-controlling interests	456,911	113,812	570,723
Foreign currency translation adjustment	(135,054)	(50,787)	(185,841)
Balance as of December 31, 2023	5,007,271	1,699,389	6,706,660

The significant terms of the Series Angel and Pre-A preferred shares issued by Beijing Xiangshang are as follows:

Voting rights

The holders of preferred shares and ordinary shares shall vote together based on their shareholding ratio.

Dividend rights

No dividend, whether in cash, in property or in shares of Beijing Xiangshang, shall be paid on any other shares, unless and until a preferential dividend in cash and/or share is, in advance, paid in full on each preferred share.

If Beijing Xiangshang decides to pay dividends, the preferred shares holders shall be entitled to receive non-cumulative dividends of 10% of the consideration that they paid for the equity interests. After receiving all non-cumulative dividends, the preferred shares holders shall be entitled to receive, on a pro rata basis, out of any funds legally available therefor, remaining undistributed dividends.

Liquidation Preference

In the event of liquidation, the preferred shares holder, shall be entitled to receive, prior to the holders of ordinary shares, the relevant amount.

In the event of insufficient funds available to pay in full the preference amount in respect of each preferred shares, the entire assets and funds of Beijing Xiangshang legally available for distribution to the holders of the preferred shares shall be distributed on a pro rata basis among the holders in proportion to issued price.

11.
REDEEMABLE NON-CONTROLLING INTERESTS (Continued)

Redemption Rights

The holder of the preferred shares may require that Beijing Xiangshang redeem any or all of the outstanding preferred shares held by the holder with redemption price calculated on the agreed terms, if Beijing Xiangshang fails to complete a Qualified IPO before June 30, 2028, or under other pre-agreed redemption events.

The redemption price refers to the higher of the following:

(a) the result calculated by the following formula:

A*P* (1+10%^N) + B; (see Note below)

(b) the relevant value of the preferred shares to be redeemed which shall be determined by the audited net asset value of Beijing Xiangshang’s most recent quarter-end consolidated financial statements

Note: In the formula above, A refers to the shares to be redeemed; P refers to corresponding original purchase price per share; N refers to the result calculated by dividing the days from the date the issuance of preferred shares to the completion of the redemption by 365; B refers to the profits declared but yet to be distributed with respect to the preferred shares to be redeemed.

Accounting for redeemable non-controlling interests

Redeemable non-controlling interests represent preferred shares financing by a consolidated VIE’s subsidiary of the Group from preferred shareholders. As the preferred shares could be redeemed by such shareholders upon the occurrence of certain events that are not solely within the control of the Group, these preferred shares are accounted for as redeemable non-controlling interests. The Group accounts for the changes in accretion to the redemption value in accordance with ASC topic 480, Distinguishing Liabilities from Equity and recorded accretions on the preferred shares to the redemption value from the issuance dates to the earliest redemption dates.

12.
FAIR VALUE MEASUREMENT

Measured at fair value on a recurring basis

The Company measures financial instruments held, at fair value, cash and cash equivalents and long-term available-for-sale securities on a recurring basis.

Most of the Company’s financial instruments held, at fair value are classified as Level 1 since their fair value are determined based on the quoted market price. Some of the Company’s financial instruments held, at fair value that are valued at quoted prices in less active markets are classified as Level 2. Investments in private equity funds are categorized as Level 3 since they are valued utilizing third-party pricing information without adjustment.

The Company classified its money market funds, which are presented in cash and cash equivalents due to high liquidity to be convertible to known amounts of cash and near maturity that they present insignificant risk of changes in value, as Level 1 since their fair value are determined based on the quoted market price.

The Group measured the fair value of its long-term available-for-sale securities using market approach and considered those as Level 3 measurement because the Group used unobservable inputs to determine their fair values. The unobservable inputs were discounts for lack of marketability for such market approach (ranging from 10% to 15%), as well as risk-free interest rates (ranging from 3.5% to 4%), as of December 31, 2022 and 2023. Significant increases or decreases in any of those inputs in isolation would result in a significant change in fair value measurement.

12.
FAIR VALUE MEASUREMENT (Continued)

Measured at fair value on a recurring basis (Continued)

As of December 31, 2022 and 2023, information about inputs for the fair value measurements of the Group’s assets that were measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

	As of December 31, 2023
	Quoted prices in active markets for identical instruments (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (level 3)	Total balance
	US$	US$	US$	US$
Financial instruments held, at fair value
Funds	2,634,959	353,525	3,435,440	6,423,924
Bonds	418,077,123	—	—	418,077,123
Stock	3,014,507	—	—	3,014,507
Others	644,000	—	—	644,000
Cash and cash equivalents
Funds	6,428,256	—	—	6,428,256
Long‑term available-for-sale securities	—	—	4,066,490	4,066,490
Total	430,798,845	353,525	7,501,930	438,654,300

	As of December 31, 2022
	Quoted prices in active markets for identical instruments (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (level 3)	Total balance
	US$	US$	US$	US$
Financial instruments held, at fair value
Funds	2,140,551	—	2,861,868	5,002,419
Bonds	152,699,420	—	—	152,699,420
Stock	4,833,345	—	—	4,833,345
Long‑term available-for-sale securities	—	—	4,516,815	4,516,815
Total	159,673,316	—	7,378,683	167,051,999

During the years ended December 31, 2022 and 2023, there were no transfers between level 1, level 2 and level 3 categories.

The movements of Level 3 fair value measurements for the years ended December 31, 2022 and 2023 are as follows:

US$
As of January 1, 2022	7,814,755
Additions during the year	1,000,000
Net unrealized loss	(967,157)
Impairment loss	(472,605)
Foreign currency translation adjustment	3,690
As of December 31, 2022	7,378,683
Additions during the year	1,000,000
Net unrealized loss	(876,753)
As of December 31, 2023	7,501,930

12.
FAIR VALUE MEASUREMENT (Continued)

Measured at fair value on a recurring basis (Continued)

For the year ended December 31, 2022, the unrealized loss included US$857,153 recognized in other comprehensive income (loss) in the consolidated statements of comprehensive income (loss), and the unrealized loss US$110,004 recognized in other income in the consolidated statements of comprehensive income (loss). For the year ended December 31, 2023, the unrealized loss included US$450,325 recognized in other comprehensive income (loss) in the consolidated statements of comprehensive income (loss), and the unrealized loss US$426,428 recognized in other income in the consolidated statements of comprehensive income (loss).The Group recognized nil, US$472,605 and nil impairment loss related to the long-term available-for-sale securities as an offset of other income for the years ended December 31, 2021, 2022 and 2023.

Measured at fair value on a non‑recurring basis

The Group measures the equity securities without readily determinable fair value at fair value on a nonrecurring basis whenever there is an impairment indicator or any changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer. There was no impairment loss related to the long-term equity securities without readily determinable fair value for the years ended December 31, 2022 and 2023.

The Group measured the value of its share options and restricted share units granted to employees and management at fair value to determine the share-based compensation expenses on each of the grant date. The fair value was determined using models with significant unobservable inputs (Level 3 inputs). Key inputs and parameters primarily include risk-free interest rate, expected stock price volatility, dividend yields, expected term, and forfeiture rates.

The Group measures goodwill at fair value on a nonrecurring basis and performs a goodwill impairment test annually or more often if event occur or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carry amount. The Group measured acquired intangible assets using the income approach‑discounted cash flow method when events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. The Group did not recognize any impairment loss related to other intangible assets arising from acquisitions during the years ended December 31, 2022 and 2023. The fair value of goodwill is determined using discounted cash flows, and an impairment loss will be recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill. The Group did not recognize any impairment loss related to goodwill during the years ended December 31, 2022 and 2023. Key inputs and parameters primarily for the above impairment assessment include significant judgment and estimates by the management on future earnings, and discount rate.

13.
SHARE‑BASED COMPENSATION

The Group implemented a share incentive plan in June 2014 (the “2014 Plan”) which allows the Group to grant options and restricted share units to employees, directors and consultants of the Group. Under the 2014 Plan, the maximum aggregate number of shares that may be issued shall not exceed 187,697,314 ordinary shares.

In relation with the Re‑domiciliation, the Company adopted the 2018 share incentive plan, which was approved by the board of directors of the Company to replace the previous 2014 share incentive plan created in June 2014. The terms of the 2018 share incentive plan are substantially the same as those under the 2014 share incentive plan, except that the number of options and restricted share units and exercise price were adjusted on a diluted basis in accordance to the shares number of the Company upon the Re‑domiciliation. The awards granted and outstanding under the 2014 share incentive plan survived and remained effective and binding under the 2018 share incentive plan. In December 2018, the Board of Directors of the Company approved to expand the aggregate number of shares that may be issued to not exceed 254,697,314 ordinary shares.

In March 2019, the Group implemented the 2019 Performance Incentive Plan (the “2019 Plan”), which was approved by the board of directors of the Company to grant a maximum number of 52,000,000 ordinary shares under the 2019 Plan.

In December 2020, 10,429,305 treasury stock repurchased under the Share Repurchase Program were approved by the board of directors of the Company to increase the shares issuable under 2019 Plan from 52,000,000 shares to 62,429,305 shares.

In September 2021, 36,534,435 Class A ordinary shares issued under the evergreen plan were approved by the board of directors of the Company to increase the award pool under 2019 Plan from 62,429,305 shares to 98,963,740 shares.

In January 2023, 34,918,695 Class A ordinary shares issued under the evergreen plan were approved by the board of directors of the Company to increase the award pool under 2019 Plan from 98,963,740 shares to 133,882,435 shares.

Share options

The Company has granted service-based share options, which vest and become exercisable in three installments, with 50% of the total number of ordinary shares subject to such option becoming vested and exercisable on the second anniversary of the vesting commencement date, and 25% becoming vested and exercisable on each of the third and fourth anniversary of the vesting commencement date. The grant date of the share options is the vesting commencement date. The Company also has granted performance-based share options with performance conditions included semi-annual performance results and operating and financial results of the Company. The performance-based share options will commence to vest once the performance conditions are satisfied. Upon termination of employment, all the options that have not been vested will be forfeited. The terms of the options shall not exceed ten years from the date of grant. In addition, the Company has the right to purchase:

1. upon termination for death, disability or retirement, the employees’ vested and/or exercised options at a price of 50% of the fair market value as of the latest practicable date prior to the termination, within 6 months from the employees’ termination;

2. upon dismissal for cause, all the employees’ vested and/or exercised option at a purchase price equals to the exercise price the employees paid to the Company;

3. upon other terminations of employment, the employees’ vested and/or exercised option at a price of 30% of the fair market value as of the latest practicable date prior to the termination, within 6 months from the employees’ termination.

13.
SHARE‑BASED COMPENSATION (Continued)

Share options (Continued)

As the terms permit the Company to purchase these share options at an amount that is equal to or less than the fair value, the Company evaluates the classification for each award upon the occurrence of each employment termination. The termination of employees has been insignificant for all periods presented. As of December 31, 2022 and 2023, the share option award is classified as equity.

The Group calculated the estimated fair value of the options on the respective grant dates using the binomial‑lattice option valuation model with the following assumptions for each applicable period which took into account variables such as volatility, dividend yield, and risk‑free interest rate, the probability that the option will be exercised prior to the end of its contractual life, and the probability of termination or retirement of the option holder in computing the value of the option.

The fair value of the options granted was estimated on the date of grant that prepared by the management with the assistance of an independent third‑party appraiser, and was determined using a binomial model with the following assumptions:

	Fair value per ordinary share at grant date(1)	Exercise price(2)	Expected volatility(3)	Contractual life(4)	Risk-free interest rate(5)	Expected dividend(6)
	US$	US$
Granted in 2014	0.008	0.00001	40%	10 years	3.0-3.1%	0.0
Granted in 2015	0.008-0.016	0.00001	39%	10 years	2.5-3.1%	0.0
Granted in 2016	0.019-0.030	0.00001	39%	10 years	2.3-3%	0.0
Granted in 2017	0.034-0.059	0.00001-0.040	39%	10 years	3.0-3.2%	0.0
Granted in 2018	0.147-0.405	0.0001-0.200	35-38%	10 years	3.1-3.8%	0.0
Granted in 2019	0.274-0.484	0.00001-0.274	37-39%	10 years	3.0-3.4%	0.0
Granted in 2021	0.2184	1.1853	55%	10 years	0.88%	0.0

(1) Fair value of underlying ordinary shares. Prior to the completion of initial public offering, the estimated fair value of the ordinary shares underlying the options as of the respective grant dates was determined based on a valuation with the assistance of a third party appraiser. The fair value of the underlying ordinary shares is determined based on the closing market price of the share after the completion of initial public offering in March 2019.

(2) Exercise price. The exercise price of the options was determined by the Company’s Board of Directors.

(3) Volatility. The volatility of the underlying ordinary shares was estimated based on the historical share price movement of the comparable companies for the period of time close to the expected time to exercise.

(4) Contractual life. The contractual life of the share options was the period between the grant date and the expiry date.

(5) Risk free rate. Risk free rate is estimated based on market yield of U.S. Sovereign Curve with maturity close to the share options as of the valuation date, plus country spread.

(6) Expected dividend. The Company does not expect to declare any dividends in the foreseeable future.

13.
SHARE‑BASED COMPENSATION (Continued)

Share options (Continued)

A summary of the Company’s share option activities for the years ended December 31, 2022 and 2023 is presented below:

	Number of share options	Weighted average exercise price	Weighted average remaining contractual life	Aggregate intrinsic value
		US$	Years	US$
Outstanding as of January 1, 2022	44,356,789	0.04833	6.77	12,375,711
Exercised	(11,347,330)	0.02521
Forfeited	(4,578,263)	0.19802
Outstanding as of December 31, 2022	28,431,196	0.03046	5.82	7,335,391
Exercised	(2,323,795)	0.03554
Outstanding as of December 31, 2023	26,107,401	0.03001	4.83	7,243,680

The aggregate intrinsic value is calculated as the difference between the exercise price of the awards and the fair value of the underlying ordinary shares at each reporting date, for those awards that had exercise price below the estimated fair value of the relevant ordinary shares.

The Group recognized share-based compensation expenses relating to the share options of US$4,272,939, US$1,238,963 and US$612,686 for the years ended December 31, 2021, 2022 and 2023, respectively. As of December 31, 2023, total unrecognized share-based compensation expenses relating to these share options was US$5,964,247. The expense is expected to be recognized over a weighted-average period of 3.7 years.

13.
SHARE‑BASED COMPENSATION (Continued)

RSUs

On April 30, 2020, the Company cancelled 7,660,000 stock options and 900,000 RSUs granted historically, and granted 8,560,000 RSUs to employee on May 1, 2020. Those restricted shares vest over a period of 3 to 3.5 years. The cancellation of stock options and RSUs accompanied by the concurrent grant of a replacement RSUs is accounted for as a modification. The incremental share-based compensation of this replacement is US$0.8 million. Total amount of unrecognized share-based compensation of unvested options and RSUs and incremental share-based compensation is US$1.7 million.

A summary of the Company’s RSU activities for the years ended December 31, 2022 and 2023 is presented below:

	Number of Units	Weighted-Average Grant-Date Fair Value
		US$
Unvested as of January 1, 2022	65,816,445	0.48
Granted	48,542,120	0.27
Exercised	(25,568,598)	0.34
Forfeited	(9,262,221)	0.45
Unvested as of December 31, 2022	79,527,746	0.40
Granted	36,225,520	0.24
Exercised	(29,165,983)	0.43
Forfeited	(5,954,634)	0.42
Unvested as of December 31, 2023	80,632,649	0.31

The Group recognized share-based compensation expenses relating to RSUs (including the expense upon modification) of US$9,097,438, US$12,636,643 and US$9,435,333 for the years ended December 31, 2021, 2022 and 2023, respectively. As of December 31, 2023, total unrecognized share-based compensation expenses relating to these RSUs was US$18,496,119. The expense is expected to be recognized over a weighted average period of 2.5 years.

The Group recognized tax benefit relating to the share-based compensation expense of share options and RSUs of nil, US$1,666,221 and US$936,732 for the years ended December 31, 2021, 2022 and 2023, respectively.

Other Share Incentive Plan

In July 2022, Beijing Xiangshang granted share-based awards (“Xiangshang Plan”) to eligible employees and non-employees of Beijing Xiangshang and other employees within the Group. The Xiangshang Plan consists of share options and restricted shares. The estimated fair value of each option grant is estimated on the date of grant using the binominal option-pricing model. The weighted average grant date fair value of options granted for the year ended December 31, 2023 was RMB0.0606 per share. For the year ended December 31, 2023, total share-based compensation expenses for the share options and restricted shares granted under Xiangshang Plan were US$99,343 (RMB703,159). As of December 31, 2023, there were US$270,653 (RMB1,866,750) of unrecognized share-based compensation expenses related to the share options and restricted shares granted. The expenses were expected to be recognized over a weighted-average period of 2.5 years.

14.
NET INCOME (LOSS) PER SHARE

The following table sets forth the computation of basic and diluted net income (loss) per share for the following years:

	For the years ended December 31,
	2021	2022	2023
	US$	US$	US$
Numerator:
Net income (loss) attributable to ordinary shareholders of UP Fintech	14,690,701	(2,186,441)	32,563,525
The dilutive effect arising from the convertible bonds	(2,900,645)	—	912,009
Numerator for diluted net income (loss) per ordinary share	11,790,056	(2,186,441)	33,475,534
Denominator:
Weighted average shares used in calculating net income (loss) per ordinary share
Basic	2,205,186,257	2,295,154,791	2,325,338,439
Effect of dilutive securities:
Dilutive effect of share options	17,457,965	—	5,440,751
Dilutive effect of restricted shares units	32,613,976	—	26,325,143
Dilutive effect of convertible bonds	80,459,006	—	70,164,498
Denominator for diluted net income (loss) per ordinary share	2,335,717,204	2,295,154,791	2,427,268,831
Net income (loss) per ordinary share
Basic	0.01	(0.00)	0.01
Diluted	0.01	(0.00)	0.01

15.
TREASURY STOCK

On March 25, 2020, the Company’s Board of Directors approved a share repurchase program. Under the terms of the approved program (“Share Repurchase Program”), the Company may repurchase US$20 million worth of its outstanding ADSs from time to time for a period not to exceed twelve months. As of December 31, 2022 and 2023, an aggregate of 10,429,305 ordinary shares under the Share Repurchase Program has been repurchased in the open market, with an average price of US$3.13 per ADS, or US$0.21 per share for a total consideration of US$2.2 million.

16.
RELATED PARTY BALANCES AND TRANSACTIONS

		As of December 31,
Name	Relationship with the Group	2022	2023
		US$	US$
Amounts due from related parties:
Alphalion Technology Holding Limited and its affiliates (“Alphalion Group”) (1)	Long-term available-for-sale investee	985,869	967,772
Individual directors and executive officers (2)	Directors or officers of the Group	3,783,606	7,019,984
Subtotal		4,769,475	7,987,756
(1)
The amount represents short-term, interest-free loans provided to Alphalion Group to facilitate its daily operational cash flow needs and prepaid IT service fee as of December 31, 2022 and 2023.
(2)
The Group provided brokerage services and margin loans to its individual directors and executive officers and their spouses during its ordinary courses of business. The amounts represent receivables from directors and executive officers of the Group as of December 31, 2022 and 2023, respectively.

		As of December 31,
Name	Relationship with the Group	2022	2023
		US$	US$
Amount due to related parties:
Individual directors and executive officers (3)	Directors or officers of the Group	461,704	10,148,142
Total		461,704	10,148,142

(3)
The amounts represent the cash account balance of directors and executive officers.
16.
RELATED PARTY BALANCES AND TRANSACTIONS (Continued)

Transactions with related parties:

		For the years ended December 31,
Name	Relationship with the Group	2021	2022	2023
		US$	US$	US$
Alphalion Group (4)	Long-term available-for-sale investee	(94,333)	(135,117)	(150,360)
Ocean Joy Holdings Limited ("Ocean joy") and its subsidiary (5)	Equity method investee	28,350	—	—
Ocean Joy and its subsidiary (6)	Equity method investee	(686,576)	—	—
Interactive Brokers LLC (7)	Under common control with a principal shareholder of the Company	73,293,370	9,727,350	—
Interactive Brokers LLC (8)	Under common control with a principal shareholder of the Company	(16,823,850)	(1,751,505)	—
Individual directors and executive officers (9)	Directors or officers of the Group	138,661	147,662	1,501,351
Xiaomi Corporation and its affiliates (10)	Principal shareholder of the Company	2,860,123	—	—
Xiaomi Corporation and its affiliates (11)	Principal shareholder of the Company	(350,519)	—	—

(4)
The amounts represent the purchase of IT services from Alphalion Group for the years ended December 31, 2021, 2022 and 2023, respectively.
(5)
In October 2021, the Company completed the acquisition of Ocean Joy and its sole subsidiary Tiger Brokers HK which is licensed by the SFC in Hong Kong to carry on business dealing in securities and futures contracts. The amounts represent the commissions and interest income earned from Tiger Brokers HK for periods from June to December of 2020 and January to October of 2021 (before the completion of acquisition).
(6)
The amounts represent the execution and clearing fees paid to Tiger Brokers HK for periods from June to December of 2020 and January to October of 2021 (before the completion of acquisition). In October 2021, the Company completed the acquisition of Ocean Joy.

(7)
The amounts represent the commissions, financing service fees, interest income and other revenues earned from Interactive Brokers for the years ended 2021, and the period from January to March of 2022, respectively, netting off interest expense incurred from margin, security borrowing and lending business. Due to the resignation of the director assigned by Interactive Brokers in March 2022, Interactive Brokers LLC was no longer considered a related party since then.
16.
RELATED PARTY BALANCES AND TRANSACTIONS (Continued)

Transactions with related parties: (Continued)

(8)
The amounts represent the execution and clearing fees paid to Interactive Brokers for the years ended December 31, 2021, and the period from January to March of 2022, respectively. Due to the resignation of the director assigned by Interactive Brokers in March 2022, Interactive Brokers LLC was no longer considered a related party since then.
(9)
The amounts represent the commissions and interest income earned by providing brokerage services and margin loans to the individual directors and executive officers during its ordinary courses of business for the years ended December 31, 2021, 2022 and 2023, respectively.
(10)
The amount represents the changes in the fair value of the convertible bonds issued to Xiaomi Corporation and its affiliates during the year ended December 31, 2021 (Note 9). In January 2022, Xiaomi Corporation waived its right to participate in the financial and operational decision-making of the Company and was no longer considered a related party since then.
(11)
The amount represents the interest expense of the convertible bonds issued to Xiaomi Corporation and its affiliates accreted at an effective interest rate of 5.4% for the year ended December 31, 2021 (Note 9). In January 2022, Xiaomi Corporation waived its right to participate in the financial and operational decision-making of the Company and was no longer considered a related party since then.
17.
COLLATERALIZED TRANSACTIONS

The Group accepted collateral in connection with client margin loans and security borrowing and lending transactions for consolidated account customers. The Group monitors required margin and collateral level on a daily basis in compliance with regulatory and internal guidelines and controls its risk exposure through financial, credit, legal reporting system. Under applicable agreements, customers are required to deposit additional collateral or reduce holding positions, when necessary to avoid forced liquidation of their positions. Pursuant to the authorization obtained from margin clients, the Group further repledges the collaterals to other financial institutions to obtain the funding for the margin transactions.

Margin loans are extended to customers on demand and are not committed facilities. Underlying collateral for margin loans is evaluated with respect to the liquidity of the collateral positions, valuation of securities, volatility analysis and an evaluation of industry concentrations. The Group’s collateral policies minimize the Group’s credit exposure to margin loans in the event of a customer’s default.

For the Group’s securities borrowing and lending transactions which require to deposit cash collateral with the securities lenders and receive the cash collateral from the borrowers, the cash collateral is generally in excess of the market value of the securities borrowed and lent. The Group monitors the market value of securities borrowed and lent on a daily basis, with additional collateral obtained or refunded as permitted contractually.

The following table summarizes the amounts related to collateralized transactions as of December 31, 2022 and 2023:

	As of December 31,
	2022	2023
	US$	US$
Total client margin asset	3,317,028,071	5,760,418,260

Fulfillment of client margin financings	68,484,571	46,720,095
Fulfillment of client short sales	35,430,753	58,876,336
Securities lending to other brokers	923,830,433	1,330,623,661
Total collateral repledged	1,027,745,757	1,436,220,092

18.
Lease

Operating leases

The Group’s leases consist of operating leases for corporate offices, data centers, and other facilities. The Group determines if an arrangement is a lease at inception. Some lease agreements contain lease and non-lease components, which the Group choose to account for as separate components. The allocation of the consideration between the lease and the non-lease components is based on the relative stand-alone prices of lease components included in the lease contracts. As of December 31, 2023, the Group had no long-term leases that were classified as a financing lease. As of December 31, 2023, the operating leases that have not yet commenced is immaterial. The arrangements of remaining lease terms are one year to five years. Total lease expenses for the year ended December 31, 2022 and 2023 was US$5,967,113 and US$6,337,447, which were recorded in occupancy, depreciation and amortization on the consolidated statements of comprehensive income (loss). The Group classifies operating lease payments as cash outflows for operating activities in the statement of cash flows. The Group presents the reduction in the carrying amount of the right-of-use assets and the change in operating lease liabilities as two adjustments to net income and changes in net assets in the reconciliation of net income to net cash flows from operating activities.

The following table presents balances reported in the consolidated balance sheets related to the Group’s leases:

	For the years ended December 31,
	2022	2023
	US$	US$
Operating lease right-of-use assets	13,960,092	9,067,885
Operating lease liabilities	13,880,156	8,911,017

The following table presents operating lease expenses and short-term lease expenses reported in the consolidated statements of comprehensive income (loss) related to the Group’s leases:

	For the years ended December 31,
	2022	2023
	US$	US$
Operating lease expenses	5,608,890	5,681,600
Short-term lease expenses	358,223	655,847

18.
Lease (Continued)

Operating leases (Continued)

A summary of supplemental information related to operating leases is as follows:

	For the years ended December 31,
	2022	2023
	US$	US$
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows used in operating leases	5,801,369	6,357,265
Non-cash right-of-use assets in exchange for new lease obligations:
Operating leases	12,918,892	1,021,178
Weighted average remaining lease term:
Operating leases	4 years	4 years
Weighted average discount rate:
Operating leases	5.4%	5.3%

The following is a maturity analysis of the annual undiscounted cash flows for the annual periods ended December 31:

2023
US$
Years ending December 31:
2024	4,435,309
2025	2,045,315
2026	1,735,201
2027	1,049,676
2028	328,861
2029 and after	—
Total undiscounted operating lease payments	9,594,362
Less: imputed interest	(683,345)
Present value of operating lease liabilities	8,911,017

The terms of the leases do not contain contingent rents.

19.
COMMITMENTS AND CONTINGENCIES

Commitments

The Company did not have any significant capital or other commitments, long-term obligations, or guarantees as of December 31, 2023.

Contingencies

China Securities Regulatory Commission (“CSRC”) Notice

On December 30, 2022, China Securities Regulatory Commission (“CSRC”) issued a notice, or CSRC 1230 Notice, stating that the Group had been carried out cross-border securities business for Chinese mainland investors without approval from the CSRC, and such activities constitute illegal operation of securities business under the Securities Law of the PRC. The CSRC 1230 Notice set out two principal rectification requirements: (i) the Group should stop all incremental illegal operations in Chinese mainland, such as soliciting and developing any new Chinese mainland customers or opening new securities accounts for such customers; and (ii) the Group should properly handle the existing accounts held by Chinese mainland investors by allowing them to continue their transactions through such accounts. However, the Group is strictly prohibited from accepting any incremental funds that violate PRC foreign exchange regulations to such existing accounts.

On February 15, 2023, the CSRC published its official reply in response to the public attention on the CSRC 1230 Notice, emphasizing its core requirements of “prohibiting incremental illegal business effectively and solving existing issues properly” in relation to its supervision and regulation of our business operations in Chinese mainland.

The Group has been actively in cooperation with CSRC to satisfy 1230 Notice and meet the rectification requirements set out under CSRC 1230 Notice. Starting from May 18, 2023, the Group’s APP “Tiger International” has been removed from the PRC application market. Besides, the Group cannot rule out the possibility that it may take the initiative to adopt applicable rectification measures in the future to further curb incremental Chinese mainland domestic users and meet the requirements of the CSRC.

According to ASC 450-20-25-2, an estimated loss from a loss contingency shall be accrued when information available before the financial statements are issued or are available to be issued indicates that it is probable that an asset had been impaired or a liability had been incurred at the date of the financial statements, and the amount of loss can be reasonably estimated. The management has concluded that the conditions in paragraph 450-20-25-2 have not been met. As of December 31, 2022 and 2023, no provision has been made by the Group for the aforementioned potential loss contingency.

20.
REGULATORY REQUIREMENT

The Company’s broker-dealer subsidiaries, TradeUP Securities, US Tiger Securities, Tiger Brokers SG, Tiger Brokers HK, and TBAU are subject to capital requirements determined by its respective regulators.

TradeUP Securities and US Tiger Securities, the Company’s USA subsidiaries, are subject to the Uniform Net Capital Rule (Rule 15c3-1) under the Exchange Act in the USA, which requires the maintenance of minimum net capital.

Tiger Brokers SG, the Company’s Singapore subsidiary, is subject to the Securities and Futures Regulations 2018 (Amendment) under Chapter 289 of Securities and Futures Act in Singapore, which requires the maintenance of minimum net capital.

Tiger Brokers HK, the Company’s Hong Kong subsidiary, is subject to Securities and Futures (Financial Resources) Rules and the Securities and Futures Ordinance, Tiger Brokers HK is required to maintain minimum paid-up share capital and liquid capital.

TBAU, the Company’s Australia subsidiary, is subject to s912A(1)(d) of the Corporations Act 2001 in Australia, which requires the maintenance of minimum net capital.

As of December 31, 2022 and 2023, all of the Company’s broker-dealer subsidiaries met applicable minimum net capital requirements. The tables below summaries the net capital, the capital requirement and the excess net capital for the Company’s broker-dealer subsidiaries as of December 31, 2022 and 2023:

	Net Capital	Requirement	Excess Net Capital
December 31, 2023	US$	US$	US$
TradeUP Securities	158,727,445	11,128,558	147,598,887
Tiger Brokers SG	146,700,328	32,048,750	114,651,578
Tiger Brokers HK	21,565,377	3,878,298	17,687,079
US Tiger Securities	5,951,945	250,000	5,701,945
TBAU	2,165,288	174,997	1,990,291
Total	335,110,383	47,480,603	287,629,780

	Net Capital	Requirement	Excess Net Capital
December 31, 2022	US$	US$	US$
TradeUP Securities	137,305,133	9,057,010	128,248,123
Tiger Brokers SG	110,726,224	17,181,893	93,544,331
Tiger Brokers HK	13,014,036	384,541	12,629,495
US Tiger Securities	8,705,756	250,000	8,455,756
TBAU	901,785	124,789	776,996
Total	270,652,934	26,998,233	243,654,701

21.
EMPLOYEE BENEFIT PLAN

Full time PRC employees of the Group are eligible to participate in a government‑mandated multi‑employer defined contribution plan under which certain pension benefits, medical care, unemployment insurance and employee housing fund are provided to these employees. The PRC labor regulations require the Group to accrue for these benefits based on a percentage of each employee’s salary income. Total provisions for employee benefits were US$11,121,724, US$12,607,769 and US$12,336,035 for the years ended December 31, 2021, 2022 and 2023, respectively, reported as a component of salary and compensation expenses when incurred.

22.
STATUTORY RESERVES AND RESTRICTED NET ASSETS

In accordance with the PRC laws and regulations, the Group’s subsidiaries located in the PRC, are required to provide for certain statutory reserves. These statutory reserve funds include one or more of the following: (i) a general reserve, (ii) an enterprise expansion fund or discretionary reserve fund, and (iii) a staff bonus and welfare fund. Subject to certain cumulative limits, the general reserve fund requires a minimum annual appropriation of 10% of after‑tax profit (as determined under accounting principles generally accepted in China at each year‑end); the other fund appropriations are at the subsidiaries’ or the affiliated PRC entities’ discretion. These statutory reserve funds can only be used for specific purposes of enterprise expansion, staff bonus and welfare, and are not distributable as cash dividends except in the event of liquidation of Group’s subsidiaries, affiliated PRC entities and their respective subsidiaries. The Group’s subsidiaries are required to allocate at least 10% of their after‑tax profits to the general reserve until such reserve has reached 50% of their respective registered capital.

For the year ended December 31, 2019, Beijing U-Tiger Business made appropriation to these statutory reserve funds of US$724,008 due to the profit position, which reached the maximum required amount of 50% of its registered capital.

For the year ended December 31, 2022, Hangzhou U-Tiger made appropriation to these statutory reserve funds of US$67,000 due to the profit position, which did not reach the maximum required amount of 50% of its registered capital.

For the year ended December 31, 2022, Beijing Yiyi made appropriation to these statutory reserve funds of US$280,624 due to the profit position, which did not reach the maximum required amount of 50% of its registered capital.

For the years ended December 31, 2020, 2021, 2022 and 2023, Beijing Yixin made appropriation to these statutory reserve funds of US$1,939,543, US$899,337, US$2,261,115 and US$2,293,278 respectively due to the profit position, which did not reach the maximum required amount of 50% of its registered capital.

For the year ended December 31, 2023, Guangzhou U Tiger made appropriation to these statutory reserve funds of US$46,134 due to the profit position, which did not reach the maximum required amount of 50% of its registered capital.

Appropriations to the enterprise expansion reserve and the staff welfare and bonus reserve are to be made at the discretion of the Board of Directors of each of the Group’s subsidiaries.

As a result of these PRC laws and regulations and the requirement that distributions by the PRC entities can only be paid out of distributable profits computed in accordance with the PRC GAAP, the PRC entities are restricted from transferring a portion of their net assets to the Group. Amounts restricted include paid‑in capital and the statutory reserves of the Group’s PRC subsidiaries.

The aggregate amounts of capital and statutory reserves restricted which represented the amount of net assets of the relevant subsidiaries in the Group not available for distribution were US$79,982,109 and US$84,343,422 as of December 31, 2022 and 2023, respectively.

23.
SEGMENT INFORMATION

Segments are business units that offer different services and are reviewed separately by the chief operating decision maker (the “CODM”), or the decision-making group, in deciding how to allocate resources and in assessing performance. The CODM, who is responsible for allocating resources and assessing performance of the operating segment, has been identified as the Group’s Chief Executive Officer. The Group operates as a single operating segment. The single operating segment is reported in a manner consistent with the internal reporting provided to the CODM.

The Group primarily operates its business in the New Zealand, Singapore, and the United States for the years ended December 31, 2021, 2022, and 2023. The following table presents total revenues by geographic area for the years indicated.

The Intra-companies revenues have been eliminated in this geographic information to reflect the external business conducted in each geographic region. The geographic analysis presented below is based on the location of the subsidiaries in which the transactions are recorded. This geographic information does not reflect the way the Company’s business is managed.

	For the years ended December 31,
	2021	2022	2023
	US$	US$	US$
Revenue
The Cayman Island	3,038,882	2,589,817	3,620,687
New Zealand	187,452,225	116,254,749	117,335,988
The United States	17,413,038	27,816,835	71,919,756
Singapore	52,696,503	70,608,581	66,705,363
Others	3,887,514	8,095,565	12,925,801
Total Revenues	264,488,162	225,365,547	272,507,595

24.
SUBSEQUENT EVENT

The Group evaluated events subsequent to the balance sheet date of December 31, 2023 through the date of issuance of the consolidated financial statements. No material recordable or discussable events or transactions occurred.